Reconciliation of Financial Statements to Schedule H of Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets Available for Benefits per the Financial Statements	$ 3,765,768,649	$ 3,335,834,487	$ 2,931,894,606
Adjustment from Contract Value to Fair Value for Fully Benefit-Responsive Investment Contracts	(4,720,693)	(10,381,650)
Net Assets Available for Benefits per Schedule H of Form 5500	$ 3,761,047,956	$ 3,325,452,837